Commitments and Contingent Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease commitments
2019	$164
2020	627
2021	619
2022	568
2023	439
Total lease payments	2,417
Less: imputed interest	(512)
Present value of future lease payments	1,905
Less: current maturities of operating leases	(612)
Non-current operating leases	$1,293
Weighted-average remaining lease term (in years)	3.29
Weighted-average discount rate	12.5%

2019	545
2020	544
2021	553
2022	562
2023	438
And Thereafter	—
Total	$2,642